Consolidated statements of financial position (Details 7) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of financial position
Non-current financial assets	€ 27,206,990	€ 272,268
Current financial assets	57,162,266	47,138,738
Trade and other payables	€ 16,874,244	€ 8,258,133